Federated Investors
World-Class Investment Manager

Federated Large Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL REPORT

June 30, 2002

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Federated Large Cap Index Fund -- Statement of Assets and Liabilities

June 30, 2002 (unaudited)

Assets:
Investment in the Equity 500 Index Portfolio, at value (identified cost $456,248)	$401,600
Other assets	28,253

TOTAL ASSETS	429,853

Liabilities:
Payable to supervisor	96

TOTAL LIABILITIES	96

Net assets for 47,758 shares outstanding	$429,757

Net Assets Consist of:
Paid in capital	$500,247
Net unrealized depreciation on investments and futures contracts	(54,648)
Accumulated net realized loss on investments and futures contracts	(16,076)
Undistributed net investment income	234

TOTAL NET ASSETS	$429,757

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share and offering price per share ($429,757 ÷ 47,758 shares outstanding)	$9.00

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Federated Large Cap Index Fund -- Statement of Operations

For the period February 26, 20021 through June 30, 2002 (unaudited)

Investment Income:
Net investment income allocated from the Equity 500 Index Portfolio:
Dividends			$1,912
Interest			54
Expenses			(86)

NET INVESTMENT INCOME FROM THE EQUITY 500 INDEX PORTFOLIO			1,880

Expenses:
Supervisory and administrative services fees		$213
Transfer and dividend disbursing agent fees and expenses		51
Professional fees		10
Registration fees		31
Printing and shareholder reports		19
Miscellaneous		7

TOTAL EXPENSES		331

Waiver and Reimbursement:
Waiver of administrative and supervisory services fee	$(118)

TOTAL WAIVER AND REIMBURSEMENT		(118)

Net expenses			213

Net investment income			1,667

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments			(14,752)
Net realized loss on futures contracts			(1,324)
Net change in unrealized appreciation/depreciation on investments and futures contracts			(54,648)

Net realized and unrealized loss on investments and futures contracts			(70,724)

Change in net assets resulting from operations			$(69,057)

1 Commencement of operations.

See Notes which are an integral part of the Financial Statements

Federated Large Cap Index Fund -- Statement of Changes in Net Assets

For the Period 2/26/2002[1] Through 6/30/2002 (unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,667
Net realized loss on investments and futures contracts	(16,076)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(54,648)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(69,057)

Distributions to Shareholders:
Distributions from net investment income	(1,433)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,433)

Share Transactions:
Proceeds from sale of shares	500,250
Cost of shares redeemed	(3)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	500,247

Change in net assets	429,757

Net Assets:
Beginning of period	0

End of period (including undistributed net investment income of $234)	$429,757

1 Commencement of operations.

See Notes which are an integral part of the Financial Statements

Federated Large Cap Index Fund --Financial Highlights

(For a Share Outstanding Throughout the Period)

For the Period 2/26/2002[1] Through 6/30/2002 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.04
Net realized and unrealized loss on investments and futures contracts	(1.01)

TOTAL FROM INVESTMENT OPERATIONS	(0.97)

Less Distributions:
Distributions from net investment income	(0.03)

TOTAL DISTRIBUTIONS	(0.03)

Net Asset Value, End of Period	$ 9.00

Total Return[2]	(9.70)%

Ratios to Average Net Assets:[3]

Expenses after waivers and/or reimbursements, including expenses of the Equity 500 Index Portfolio	0.20%

Net investment income	1.15%

Expense waiver/reimbursement[4]	0.08%

Supplemental Data:

Net assets, end of period (000 omitted)	430

Portfolio turnover	4%

1 Commencement of operations.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Federated Large Cap Index Fund -- Notes to Financial Statements

(unaudited)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Federated Large Cap Index Fund (the "Fund") is one of the funds the Trust offers to investors.

The investment objective of the Fund is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies. The Fund is a feeder fund that seeks to achieve its investment objective by investing all of its assets in the Equity 500 Index Portfolio (the "Portfolio"), an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Valuation of Securities

The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On June 30, 2002, the Fund owned approximately 0.01% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. The Fund pays quarterly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Futures Contracts

The Portfolio purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolio recognizes a realized gain or loss. For the period February 26, 2002 to June 30, 2002, the Fund's share of the Portfolio's realized losses on futures contracts was $1,324.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

CAPITAL SHARE TRANSACTIONS

There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

	For the Period 2/26/2002[1] Through 6/30/2002
	Shares	Amount
Shares sold	47,759	500,250
Shares redeemed	(1)	(3)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	47,758	500,247

1 Commencement of operations.

FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Supervisor for the Fund

The Fund's supervisor (Fund Supervisor) is Federated Investment Management Company. The Fund Supervisor provides supervisory and administrative services to the Fund. The Board selects and oversees the Fund Supervisor. The Fund Supervisor receives an annual fee of 0.15% of the Fund's average daily net assets. The Fund Supervisor may voluntarily waive a portion of the fee or reimburse the Fund for certain operating expenses. The Fund Supervisor may receive a fee from Deutsche Asset Management, Inc. for services that it provides to the Portfolio.

Investment Adviser for the Portfolio

The Portfolio's investment adviser (Portfolio Adviser) is Deutsche Asset Management Inc., a Delaware corporation with principal offices at 280 Park Avenue, New York, NY 10017. The Portfolio Adviser is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. As of December 31, 2001, the Portfolio Adviser had approximately $96 billion in assets under management.

The Portfolio Adviser, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio.

The Portfolio will pay the Portfolio Adviser an annual investment advisory fee of 0.05% of the Portfolio's average daily net assets.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

For the period February 26, 2002 to June 30, 2002, the Fund did not pay or accrue the shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Equity 500 Index Portfolio
Portfolio of Investments	9
Statement of Assets and Liabilities	25
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights	28
Notes to Financial Statements	29

Equity 500 Index Portfolio -- Portfolio of Investments

June 30, 2002 (unaudited)

Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS
		Common Stocks--96.12%
115,106		3M Co.	$14,158,038
463,206		Abbott Laboratories	17,439,706
74,200		ACE Ltd.	2,344,720
217,806	[1]	ADC Telecommunications, Inc.	498,776
68,527		Adobe Systems, Inc.	1,953,019
12,460		Adolph Coors Co. -- Class B	776,258
110,853	[1]	Advanced Micro Devices	1,077,491
146,421	[1]	AES Corp.	793,602
43,860		Aetna, Inc.	2,103,964
147,524		AFLAC, Inc.	4,720,768
136,514	[1]	Agilent Technologies, Inc.	3,228,556
67,501		Air Products & Chemicals, Inc.	3,406,775
15,631		Alberto-Culver Co.--Class B	747,162
125,005		Albertson's, Inc.	3,807,652
99,031		Alcan, Inc.	3,715,643
252,046		Alcoa, Inc.	8,355,325
35,026		Allegheny Energy, Inc.	901,919
21,863		Allegheny Technologies, Inc.	345,435
40,332		Allergan, Inc.	2,692,161
53,574	[1]	Allied Waste Industries, Inc.	514,310
214,219		Allstate Corp.	7,921,819
92,819		Alltel Corp.	4,362,493
108,946	[1]	Altera Corp.	1,481,666
31,319		AMBAC Financial Group, Inc.	2,104,637
26,206		Amerada Hess Corp.	2,161,995
46,618		Ameren Corp.	2,005,040
97,489		American Electric Power Co., Inc.	3,901,510
393,699		American Express Co.	14,299,148
17,882		American Greetings Corp. -- Class A	297,914
778,538		American International Group, Inc.	53,119,648
62,829	[1]	American Power Conversion Corp.	793,530
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
23,500	[1]	American Standard Cos., Inc.	$1,764,850
32,710		AmerisourceBergen Corp.	2,485,960
313,266	[1]	Amgen, Inc.	13,119,580
42,012	[1]	AMR Corp.	708,322
100,708		Amsouth Bancorporation	2,253,845
78,261		Anadarko Petroleum Corp.	3,858,267
110,137	[1]	Analog Devices, Inc.	3,271,069
35,783	[1]	Andrew Corp.	512,770
260,730		Anheuser-Busch Companies, Inc.	13,036,500
1,331,415	[1]	AOL Time Warner, Inc.	19,585,115
81,075		AON Corp.	2,390,091
42,549		Apache Corp.	2,445,717
54,300	[1]	Apollo Group, Inc.	2,139,963
111,534	[1]	Apple Computer, Inc.	1,976,382
58,016		Applied Biosystems Group -- Applera Corp.	1,130,732
494,184	[1]	Applied Materials, Inc.	9,399,380
82,400	[1]	Applied Micro Circuits Corp.	389,752
180,022		Archer-Daniels-Midland Co.	2,302,481
23,137		Ashland, Inc.	937,048
1,125,966		AT&T Corp.	12,047,836
814,600	[1]	AT&T Wireless Services, Inc.	4,765,410
36,882		Autodesk, Inc.	488,686
184,193		Automatic Data Processing, Inc.	8,021,605
31,022	[1]	Autozone, Inc.	2,398,001
120,938	[1]	Avaya, Inc.	598,643
29,701		Avery Dennison Corp.	1,863,738
72,414		Avon Products, Inc.	3,782,907
91,459		Baker Hughes, Inc.	3,044,670
14,990		Ball Corp.	621,785
462,088		Bank of America Corp.	32,512,512
213,232		Bank of New York Co., Inc.	7,196,580
355,684		Bank One Corp.	13,686,720
152,582		Barrick Gold Corp.	2,897,532
19,390		Bausch & Lomb, Inc.	656,351
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
176,876		Baxter International, Inc.	$7,862,138
137,544		BB&T Corp.	5,309,198
28,132		Bear Stearns Cos., Inc.	1,721,678
72,887		Becton, Dickinson & Co.	2,510,957
87,821	[1]	Bed Bath & Beyond, Inc.	3,314,365
555,632		BellSouth Corp.	17,502,408
15,908		Bemis Co.	755,630
93,589	[1]	Best Buy, Inc.	3,397,281
30,942		Big Lots, Inc.	608,939
43,127	[1]	Biogen, Inc.	1,786,752
85,558		Biomet, Inc.	2,320,333
44,000	[1]	BJ Services Co.	1,490,720
26,637		Black & Decker Corp.	1,283,903
67,847	[1]	BMC Software, Inc.	1,126,260
250,334		Boeing Co.	11,265,030
20,650		Boise Cascade Corp.	713,044
124,657		Boston Scientific Corp.	3,654,943
580,354		Bristol-Myers Squibb Co.	14,915,098
85,300	[1]	Broadcom Corp.	1,496,162
16,571		Brown-Forman Corp.--Class B	1,143,399
23,977		Brunswick Corp.	671,356
122,509		Burlington Northern Santa Fe Corp.	3,675,270
58,018		Burlington Resources, Inc.	2,204,684
17,045		C.R. Bard, Inc.	964,406
113,113	[1]	Calpine Corp.	795,184
128,505		Campbell Soup Co.	3,554,448
65,890		Capital One Financial Corp.	4,022,584
133,236		Cardinal Health, Inc.	8,182,023
179,200		Carnival Corp.	4,962,048
99,587		Caterpillar, Inc.	4,874,784
318,716	[1]	Cendant Corp.	5,061,210
18,411		Centex Corp.	1,063,972
44,097		CenturyTel, Inc.	1,300,861
419,238		Charles Schwab Corp.	4,695,466
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
68,540		Charter One Financial, Inc.	$2,356,405
319,652		ChevronTexaco Corp.	28,289,202
59,491	[1]	Chiron Corp.	2,100,032
52,309		Chubb Corp.	3,703,477
141,900	[1]	CIENA Corporation	594,561
40,879		CIGNA Corp.	3,982,432
49,948		Cincinnati Financial Corp.	2,324,080
43,877		Cinergy Corp.	1,579,133
51,200		Cintas Corp.	2,529,280
63,911		Circuit City Stores--Circuit City Group	1,198,331
2,187,884	[1]	Cisco Systems, Inc.	30,520,982
1,543,656		Citigroup, Inc.	59,816,670
78,800	[1]	Citizen Communications Co.	658,768
51,445	[1]	Citrix Systems, Inc.	310,728
179,865	[1]	Clear Channel Communications, Inc.	5,759,277
71,571		Clorox Co.	2,959,461
45,885		CMS Energy Corp.	503,817
739,531		Coca-Cola Co.	41,413,736
138,565		Coca-Cola Enterprises, Inc.	3,059,515
159,361		Colgate-Palmolive Co.	7,976,018
281,127	[1]	Comcast Corp.	6,586,806
53,673		Comerica, Inc.	3,295,522
177,371		Computer Associates International, Inc.	2,818,425
53,260	[1]	Computer Sciences Corp.	2,545,828
112,142	[1]	Compuware Corp.	680,702
51,571	[1]	Comverse Technology, Inc.	477,547
159,750		Conagra Foods, Inc.	4,417,087
156,080	[1]	Concord EFS, Inc.	4,704,251
186,714		Conoco, Inc.	5,190,649
92,420	[1]	Conseco, Inc.	184,840
65,980		Consolidated Edison, Inc.	2,754,665
52,042		Constellation Energy Group, Inc.	1,526,912
56,562	[1]	Convergys Corp.	1,101,828
27,740		Cooper Industries Ltd.	1,090,182
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
19,714	[1]	Cooper Tire & Rubber Co.	$405,123
266,797	[1]	Corning, Inc.	947,129
131,449	[1]	Costco Wholesale Corp.	5,076,560
35,191		Countrywide Credit Industries, Inc.	1,697,966
16,276		Crane Co.	413,085
57,992		CSX Corp.	2,032,620
11,661		Cummins, Inc.	385,979
110,721		CVS Corp.	3,388,063
40,600		Dana Corp.	752,318
44,764		Danaher Corp.	2,970,091
51,611		Darden Restaurants, Inc.	1,274,792
70,162		Deere & Co.	3,360,760
779,710	[1]	Dell Computer Corp.	20,381,619
172,060		Delphi Corp.	2,271,192
41,635		Delta Air Lines, Inc.	832,700
20,810		Deluxe Corp.	809,301
44,139		Devon Energy Corp.	2,175,170
23,237		Dillard's, Inc. -- Class A	610,901
100,132		Dollar General Corp.	1,905,512
79,015		Dominion Resources, Inc.	5,230,793
57,167		Dover Corp.	2,000,845
276,225		Dow Chemical Co.	9,496,615
28,399		Dow Jones & Co., Inc.	1,375,932
52,248		DTE Energy Co.	2,332,351
292,563		Du Pont (E.I.) de Nemours & Co.	12,989,797
251,142		Duke Energy Corp.	7,810,516
117,886		Dynegy, Inc.	848,779
21,783		Eastman Chemical Co.	1,021,623
90,489		Eastman Kodak Co.	2,639,564
22,101		Eaton Corp.	1,607,848
34,764		Ecolab, Inc.	1,607,140
96,115	[1]	Edison International	1,633,955
172,754		El Paso Corp.	3,560,460
142,854		Electronic Data Systems Corp.	5,307,026
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
333,550		Eli Lilly & Co.	$18,812,220
670,952	[1]	EMC Corp.	5,065,688
127,422		Emerson Electric Co.	6,818,351
42,161		Engelhard Corp.	1,194,000
--	[1]	Pro Industries, Inc.	2
67,640		Entergy Corp.	2,870,642
31,948		EOG Resources, Inc.	1,268,336
47,352		Equifax, Inc.	1,278,504
123,500		Equity Office Properties Trust	3,717,350
73,700		Equity Residential Properties Trust	2,118,875
96,605		Exelon Corp.	5,052,441
2,023,730		Exxon Mobil Corp.	82,811,032
48,795		Family Dollar Stores, Inc.	1,720,024
295,733		Fannie Mae	21,810,309
54,242	[1]	Federated Department Stores, Inc.	2,153,407
93,434	[1]	FedEx Corp.	4,989,376
179,129		Fifth Third Bancorp	11,938,948
225,182		First Data Corp.	8,376,770
35,600		First Tennesse National Corp.	1,363,480
86,130		FirstEnergy Corp.	2,875,019
56,801	[1]	Fiserv, Inc.	2,085,165
311,600		FleetBoston Financial Corp.	10,080,260
26,790		Fluor Corp.	1,043,470
545,302		Ford Motor Co.	8,724,832
53,532	[1]	Forest Laboratories, Inc.	3,790,066
46,670		Fortune Brands, Inc.	2,613,520
51,933		FPL Group, Inc.	3,115,461
81,354		Franklin Resources, Inc.	3,468,935
210,508		Freddie Mac	12,883,090
49,023	[1]	Freeport--McMoRan Copper & Gold, Inc. -- Class B	875,061
82,423		Gannett Co., Inc.	6,255,906
264,598		Gap, Inc. (The)	3,757,292
88,357	[1]	Gateway, Inc.	392,305
61,244		General Dynamics Corp.	6,513,299
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
2,963,615		General Electric Co.	$86,093,016
114,110		General Mills, Inc.	5,029,969
165,177		General Motors Corp.	8,828,711
48,094		Genuine Parts Co.	1,677,038
63,300	[1]	Genzyme Corp.-General Division	1,217,892
71,553		Georgia-Pacific Corp.	1,758,773
311,177		Gillette Co.	10,539,565
48,727		Golden West Financial Corp.	3,351,443
34,987		Goodrich Corp.	955,845
54,710		Goodyear Tire & Rubber Co.	1,023,624
19,775		Great Lakes Chemical Corp.	523,840
87,785	[1]	Guidant Corp.	2,653,741
54,984		H & R Block, Inc.	2,537,512
137,052		Halliburton Co.	2,184,609
85,766		Harley-Davidson, Inc.	4,397,223
31,380	[1]	Harrah's Entertainment, Inc.	1,391,703
71,247		Hartford Financial Services Group, Inc.	4,237,059
47,224		Hasbro, Inc.	640,357
150,376		HCA, Inc.	7,142,860
67,700	[1]	Health Management Associates, Inc.	1,364,155
115,369	[1]	HealthSouth Corp.	1,475,570
29,503	[1]	Hercules, Inc.	342,235
38,797		Hershey Foods Corp.	2,424,812
906,192		Hewlett-Packard Co.	13,846,614
113,966		Hilton Hotels Corp.	1,584,127
99,580		HJ Heinz Co.	4,092,738
706,996		Home Depot, Inc.	25,967,963
249,254		Honeywell International, Inc.	8,781,218
136,985		Household International, Inc.	6,808,154
56,416	[1]	Humana, Inc.	881,782
79,974		Huntington Bancshares, Inc.	1,553,095
88,772		Illinois Tool Works, Inc.	6,063,128
163,000	[1]	Immunex Corp.	3,641,420
83,249		IMS Health, Inc.	1,494,320
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
55,857	[1]	Inco, Ltd.	$1,264,602
52,265		Ingersoll-Rand Co.	2,386,420
2,013,051		Intel Corp.	36,778,442
510,169		International Business Machines Corp.	36,732,168
26,047		International Flavors & Fragrances, Inc.	846,267
28,927	[1]	International Game Technology	1,640,161
142,084		International Paper Co.	6,192,021
118,086		Interpublic Group Cos., Inc.	2,923,809
65,230	[1]	Intuit, Inc.	3,243,236
28,287		ITT Industries, Inc.	1,997,062
55,700	[1]	Jabil Circuit, Inc.	1,175,827
82,926		JC Penney Co., Inc.	1,826,031
383,282	[1]	JDS Uniphase Corp.	1,031,029
47,226		Jefferson-Pilot Corp.	2,219,622
81,337		John Hancock Financial Services	2,863,062
903,874		Johnson & Johnson	47,236,455
26,585		Johnson Controls, Inc.	2,169,602
41,356	[1]	Jones Apparel Group, Inc.	1,550,850
596,621		JP Morgan Chase & Co.	20,237,384
15,449		KB HOME	795,778
127,036		Kellogg Co.	4,555,511
31,801		Kerr-McGee Corp.	1,702,944
126,220		KeyCorp.	3,445,806
43,565		KeySpan Corp.	1,640,222
159,694		Kimberly-Clark Corp.	9,901,028
36,983		Kinder Morgan, Inc.	1,406,094
71,233	[1]	King Pharmaceuticals, Inc.	1,584,934
56,346	[1]	KLA--Tencor Corp.	2,478,661
20,160		Knight-Ridder, Inc.	1,269,072
99,418	[1]	Kohls Corp.	6,967,213
226,336	[1]	Kroger Co.	4,504,086
62,104		Leggett & Platt, Inc.	1,453,234
74,993		Lehman Brothers Holdings, Inc.	4,688,562
38,864	[1]	Lexmark International, Inc.	2,114,202
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
60,085		Lincoln National Corp.	$2,523,570
92,485		Linear Technology Corp.	2,906,804
29,188		Liz Claiborne, Inc.	928,178
132,641		Lockheed Martin Corp.	9,218,549
28,582	[1]	Louisiana-Pacific Corp.	302,683
233,232		Lowe's Companies, Inc.	10,588,733
59,136		Lowe's Corp.	3,175,603
104,000	[1]	LSI Logic Corp.	910,000
158,764		Ltd. Brands	3,381,673
998,160	[1]	Lucent Technologies, Inc.	1,656,946
28,432	[1]	Manor Care, Inc.	653,936
95,009		Marathon Oil Corp.	2,576,644
66,401		Marriott International, Inc. -- Class A	2,526,558
84,215		Marsh & McLennan Cos., Inc.	8,135,169
59,000		Marshall & Ilsley Corp.	1,824,870
145,679		Masco Corp.	3,949,358
136,103		Mattel, Inc.	2,869,051
94,389	[1]	Maxim Integrated Products	3,617,930
89,391		May Department Stores Co.	2,943,646
20,834		Maytag Corp.	888,570
47,278		MBIA, Inc.	2,672,625
259,403		MBNA Corp.	8,578,457
24,369	[1]	McDermott International, Inc.	197,389
389,588		McDonald's Corp.	11,083,779
57,478		McGraw-Hill, Inc.	3,431,437
88,876		McKesson Corp.	2,906,245
60,810		MeadWestvaco Corp.	2,040,784
77,955	[1]	MedImmune, Inc.	2,058,012
359,623		Medtronic, Inc.	15,409,846
131,914		Mellon Financial Corp.	4,146,057
680,317		Merck & Co., Inc.	34,451,253
23,148	[1]	Mercury Interactive Corp.	531,478
13,944		Meredith Corp.	534,752
260,820		Merrill Lynch & Co., Inc.	10,563,210
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
219,670		MetLife, Inc.	$6,326,496
32,970		MGIC Investment Corp.	2,235,366
179,481	[1]	Micron Technology, Inc.	3,629,106
1,626,966	[1]	Microsoft Corp.	88,995,040
12,992		Millipore Corp.	415,484
115,831	[1]	Mirant Corp.	845,566
58,534		Molex, Inc.	1,962,645
47,009		Moody's Corp.	2,338,698
326,315		Morgan Stanley Dean Witter & Co.	14,057,650
672,490		Motorola, Inc.	9,697,306
46,252	[1]	Nabors Industries, Inc.	1,625,758
181,628		National City Corp.	6,039,131
56,425		National Semiconductor Corp.	1,645,917
16,304	[1]	Navistar International Corp.	521,728
31,067	[1]	NCR Corp.	1,074,918
94,890	[1]	Network Appliance, Inc.	1,177,585
41,980		New York Times Co. -- Class A	2,161,970
75,204		Newell Rubbermaid, Inc.	2,636,652
109,328		Newmont Mining Corp. Holding Co.	2,878,606
224,955	[1]	Nextel Communications, Inc.	722,106
12,165		NICOR, Inc.	556,549
79,270		Nike, Inc. -- Class B	4,252,836
56,312		NiSource, Inc.	1,229,291
38,100	[1]	Noble Corp	1,470,660
36,636		Nordstrom, Inc.	829,805
116,623		Norfolk Southern Corp.	2,726,646
919,369	[1]	Nortel Networks Corp.	1,333,085
70,040		Northern Trust Corp.	3,085,962
33,193		Northrop Grumman Corp.	4,149,125
94,156	[1]	Novell, Inc.	302,241
44,900	[1]	Novellus Systems, Inc.	1,526,600
23,703		Nucor Corp.	1,541,643
41,000	[1]	Nvidia Corp.	704,380
113,556		Occidental Petroleum Corp.	3,405,544
95,951	[1]	Office Depot, Inc.	1,611,977
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
52,332		Omnicom Group, Inc.	$2,396,806
1,651,465	[1]	Oracle Corp.	15,639,374
34,336		PACCAR, Inc.	1,524,175
49,629	[1]	Pactiv Corp.	1,181,170
34,529		Pall Corp.	716,477
155,194	[1]	Palm, Inc.	273,141
74,081	[1]	Parametric Technology Corp.	265,136
36,006		Parker-Hannifin Corp.	1,720,727
115,795		Paychex, Inc.	3,623,226
9,618		Peoples Energy Corp.	350,672
85,411	[1]	PeopleSoft, Inc.	1,270,916
86,564		Pepsi Bottling Group, Inc. (The)	2,666,171
528,190		PepsiCo, Inc.	25,458,758
34,068		PerkinElmer, Inc.	376,451
1,863,281		Pfizer, Inc.	65,214,835
106,563	[1]	PG&E Corp.	1,906,412
382,916		Pharmacia Corp.	14,340,204
23,089	[1]	Phelps Dodge Corp.	951,267
648,155		Philip Morris Companies, Inc.	28,311,410
117,085		Phillips Petroleum Co.	6,893,965
28,642		Pinnacle West Capital Corp.	1,131,359
69,059		Pitney Bowes, Inc.	2,743,023
93,808		Placer Dome, Inc.	1,051,588
50,600		Plum Creek Timber Company, Inc.	1,553,420
52,647	[1]	PMC-Sierra, Inc.	488,038
82,349		PNC Financial Services Group, Inc.	4,305,206
22,314	[1]	Power-One, Inc.	138,793
47,599		PPG Industries, Inc.	2,946,378
43,180		PPL Corp.	1,428,394
46,281		Praxair, Inc.	2,636,629
386,568		Procter & Gamble Co.	34,520,522
67,623		Progress Energy, Inc.	3,517,072
62,695		Progressive Corp. of Ohio	3,626,906
80,558	[1]	Providian Financial Corp.	473,681
66,102		Public Service Enterprise Group, Inc.	2,862,217
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
15,999		Pulte Homes, Inc.	$919,623
26,334	[1]	QLogic Corp.	1,003,325
229,854	[1]	Qualcomm, Inc.	6,318,686
31,936	[1]	Quintiles Transnational Corp.	398,881
487,945		Qwest Communications International	1,366,246
32,177		R.R. Donnelley & Sons Co.	886,476
52,936		RadioShack Corp.	1,591,256
53,800	[1]	Rational Software Corp.	441,698
115,734		Raytheon Co.	4,716,161
21,236	[1]	Reebok International Ltd.	626,462
62,718		Regions Financial Corp.	2,204,538
96,078		Reliant Energy, Inc.	1,623,718
55,697	[1]	Robert Half International, Inc.	1,297,740
58,728		Rockwell Automation, Inc.	1,173,385
51,328		Rockwell Collins, Inc.	1,407,414
68,924		Rohm & Haas Co.	2,790,733
31,573	[1]	Rowan Cos., Inc.	677,241
639,002		Royal Dutch Petroleum Co.	35,317,641
16,546		Ryder Systems, Inc.	448,231
40,688	[1]	Sabre Holdings Corp.	1,456,630
41,348		Safeco Corp.	1,277,240
147,880	[1]	Safeway, Inc.	4,316,617
147,670	[1]	Sanmina-SCI Corp.	931,798
232,787		Sara Lee Corp.	4,804,724
1,003,152		SBC Communications, Inc.	30,596,136
444,311		Schering-Plough Corp.	10,930,051
169,099		Schlumberger Ltd.	7,863,104
44,213		Scientific-Atlanta, Inc.	727,304
28,007	[1]	Sealed Air Corp.	1,127,842
91,098		Sears Roebuck and Co.	4,946,621
57,888		Sempra Energy	1,281,061
43,618		Sherwin-Williams Co.	1,305,487
133,036	[1]	Siebel Systems, Inc.	1,891,772
23,753		Sigma-Aldrich Corp.	1,191,213
58,500		Simon Property Group, Inc.	2,155,140
46,054		SLM Corp	4,462,633
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
15,803		Snap-On, Inc.	$469,191
257,994	[1]	Solectron Corp.	1,586,663
202,395		Southern Co.	5,545,623
100,062		SouthTrust Corp.	2,613,619
227,859		Southwest Airlines Co.	3,682,201
285,412	[1]	Sprint Corp.--PCS Group	1,275,792
271,905		Sprint Corp.--FON Group	2,884,912
25,834	[1]	St. Jude Medical, Inc.	1,907,841
59,299		St. Paul Cos., Inc.	2,307,917
25,008		Stanley Works	1,025,578
131,140	[1]	Staples, Inc.	2,583,458
120,134	[1]	Starbucks Corp.	2,985,330
64,831		Starwood Hotels & Resorts Worldwide, Inc.	2,132,292
100,664		State Street Corp.	4,499,681
72,608		Stilwell Financial, Inc.	1,321,466
61,599		Stryker Corp.	3,296,162
984,374	[1]	Sun Microsystems, Inc.	4,931,714
26,087		Sunoco, Inc.	929,480
88,382		SunTrust Banks, Inc.	5,985,229
36,279		SUPERVALU, Inc.	889,924
62,017		Symbol Technologies, Inc.	527,145
93,947		Synovus Financial Corp.	2,585,421
205,319		SYSCO Corp.	5,588,783
38,497		T. Rowe Price Group, Inc.	1,265,781
267,735		Target Corp.	10,200,704
37,500		TECO Energy, Inc.	928,125
30,570	[1]	Tektronix, Inc.	571,965
123,617	[1]	Tellabs, Inc.	781,259
17,621		Temple-Inland, Inc.	1,019,551
99,026	[1]	Tenet Healthcare Corp.	7,085,310
51,041	[1]	Teradyne, Inc.	1,199,464
514,573		Texas Instruments, Inc.	12,195,380
39,889		Textron, Inc.	1,870,794
48,388	[1]	Thermo Electron Corp.	798,402
15,821	[1]	Thomas & Betts Corp.	294,271
39,747		Tiffany & Co.	1,399,094
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
159,332		TJX Cos., Inc.	$3,124,501
31,154		TMP Worldwide, Inc.	669,811
34,446		Torchmark Corp.	1,315,837
68,029	[1]	Toys "R" Us, Inc.	1,188,467
94,951		Transocean, Inc.	2,957,724
88,604		Tribune Co.	3,854,274
39,351		TRW, Inc.	2,242,220
16,114		Tupperware Corp.	335,010
79,864		TXU Corp.	4,116,989
596,020		Tyco International Ltd.	8,052,230
169,688		Unilever NV	10,995,782
74,874		Union Pacific Corp.	4,738,027
56,740		Union Planters Corp.	1,836,674
88,514	[1]	Unisys Corp.	796,626
32,692		United States Steel Corp.	650,244
142,666		United Technologies Corp.	9,687,021
92,764		UnitedHealth Group, Inc.	8,492,544
71,900	[1]	Univision Communications, Inc.	2,257,660
70,421		Unocal Corp.	2,601,352
66,149		UnumProvident Corp.	1,683,492
579,917		US Bancorp	13,541,062
46,290		UST, Inc.	1,573,860
117,957	[1]	Veritas Software Corp.	2,334,369
815,044		Verizon Communications, Inc.	32,724,017
30,215		VF Corp.	1,184,730
531,516	[1]	Viacom, Inc.	23,583,365
35,522		Visteon Corp.	504,412
50,269	[1]	Vitesse Semiconductor Corp.	158,850
27,634		Vulcan Materials Co.	1,210,369
29,604		W.W. Grainger, Inc.	1,483,160
403,743		Wachovia Corp.	15,414,908
1,338,077		Wal-Mart Stores, Inc.	73,607,616
302,766		Walgreen Co.	11,695,851
Shares		Security	Value
		INVESTMENTS IN UNAFFILIATED ISSUERS--continued
		Common Stocks--continued
603,047		Walt Disney Co.	$11,397,588
292,056		Washington Mutual, Inc.	10,838,198
179,658		Waste Management, Inc.	4,680,091
43,000		Waters Corp.	1,148,100
35,289	[1]	Watson Pharmaceuticals, Inc.	891,753
41,984	[1]	Wellpoint Health Networks, Inc.	3,266,775
507,256		Wells Fargo & Co.	25,393,235
28,428		Wendy's International, Inc.	1,132,287
62,607		Weyerhaeuser Co.	3,997,457
22,367		Whirlpool Corp.	1,461,907
148,477		Williams Cos., Inc.	889,377
38,285		Winn-Dixie Stores, Inc.	596,863
23,229		Worthington Industries, Inc.	420,445
64,100		Wrigley (WM.), Jr. Co.	3,547,935
393,920		Wyeth	20,168,704
126,576		XCEL Energy, Inc.	2,122,680
225,078	[1]	Xerox Corp.	1,568,794
99,894	[1]	Xilinx, Inc.	2,240,622
38,900		XL Capital Ltd. -- Class A	3,294,830
168,798	[1]	Yahoo!, Inc.	2,491,458
84,934	[1]	Yum! Brands, Inc.	2,484,320
55,045	[1]	Zimmer Holdings, Inc.	1,962,905
27,000		Zions Bancorporation	1,406,700

		TOTAL COMMON STOCKS (COST $3,373,583,021)	2,713,913,046

		SHORT TERM INSTRUMENT--0.22%
		U.S. Treasury Bill[2]
6,250,000		1.63%, 9/19/02	6,227,362

		TOTAL SHORT TERM INVESTMENT (COST $6,227,171)	6,227,362

		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS (COST $3,379,810,192)	2,720,140,408

Shares		Security	Value
		INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
		Short-Term Instrument--2.12%
59,887,788		Cash Management Fund Institutional	$59,887,788

		TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (COST $59,887,788)	59,887,788

		TOTAL INVESTMENTS (COST $3,439,697,980) 98.46%	2,780,028,196

		Other Assets in Excess of Liabilities--1.54%	43,420,805

		Net Assets--100.00%	$2,823,449,001

1 Non-income producing security.

2 Held as collateral for futures contracts.

See Notes to Financial Statements

Equity 500 Index Portfolio --Statement of Assets and Liabilities

June 30, 2002 (unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $3,379,810,192)	$2,720,140,408
Investments in affiliated investment companies, at value (cost $59,887,788)	59,887,788

TOTAL INVESTMENTS, AT VALUE (COST $3,439,697,980)	2,780,028,196

Dividend and interest receivable	3,157,481
Receivable for shares of beneficial interest subscribed	162,346,432
Prepaid expenses and other	5,290

TOTAL ASSETS	2,945,537,399

Liabilities:
Due to administrator	103,399
Payable for securities purchased	121,634,904
Variation margin payable on futures contracts	303,507
Payable for capital shares redeemed	20,364
Accrued expenses and other	26,224

TOTAL LIABILITIES	122,088,398

Net Assets	$2,823,449,001

Composition of Net Assets:
Paid-in capital	$3,483,375,985
Net unrealized depreciation on investments	(659,926,984)

Net Assets	$2,823,449,001

See Notes to Financial Statements.

Equity 500 Index Portfolio --Statement of Operations

For the Six Months Ended (unaudited) 6/30/2002
Investment Income:
Dividends from unaffiliated issuers (net of foreign taxes withheld of $110,673)	$20,327,196
Dividends from affiliated investment companies	521,462
Interest	63,439

TOTAL INVESTMENT INCOME	20,912,097

Expenses:
Advisory fees	673,246
Professional fees	16,949
Trustees fees	5,471
Miscellaneous	25,878

Net expenses	721,544

Net investment income	20,190,553

Realized and Unrealized Loss on Investments and Futures Contracts
Net realized loss from:
Investment transactions	(97,236,538)
Futures transactions	(9,435,220)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(316,985,344)

Net Realized and Unrealized Loss on Investments and Futures Contracts	(423,657,102)

Net Decrease in Net Assets from Operations	$(403,466,549)

See Notes to Financial Statements.

Equity 500 Index Portfolio -- Statement of Changes in Net Assets

	For the Six Months Ended (unaudited) 6/30/2002		For the Year Ended 12/31/2001
Increase (Decrease) in Net Assets From
Operations:
Net investment income	$20,190,553	$	(64,654,806)
Net realized gain (loss) from investment and futures transactions	(106,671,758)		89,621,402
Net change in unrealized appreciation/depreciation on investments and futures contracts	(316,985,344)		(1,632,514,258)

Net decrease in net assets from operations	(403,466,549)		(1,478,238,050)

Capital Transactions in Shares of Beneficial Interest:
Proceeds from capital invested	742,532,863		2,530,846,594
Redemptions in-kind	--		(3,293,610,708)
Value of capital withdrawn	(476,967,482)		(1,886,398,815)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	265,565,381		(2,649,162,929)

TOTAL DECREASE IN NET ASSETS	(137,901,168)		(4,127,400,979)

Net Assets:
Beginning of period	2,961,350,169		7,088,751,148

End of period	$2,823,449,001		$2,961,350,169

See Notes to Financial Statements.

Equity 500 Index Portfolio -- Financial Highlights

	For the Six Months Ended (unaudited)	For the Years Ended December 31,
	6/30/2002	2001	2000	1999	1998	1997
Total Investment Return	(12.86)%	--	--	--	--	--
Supplemental Data and Ratios:
Net assets, end of period (000s omitted)	$2,823,449	$2,961,350	$7,088,751	$8,165,097	$5,200,504	$2,803,086

Ratios to Average Net Assets:

Net investment income	1.40%[1]	1.29%	1.18%	1.35%	1.50%	1.76%

Expenses after waivers and/or reimbursements	0.05%[1]	0.05%	0.06%[2]	0.08%	0.08%[3]	0.08%

Expenses before waivers and/or reimbursements	0.05%[1]	0.05%	0.06%	0.08%	0.10%	0.15%

Portfolio turnover rate	4%	9%[4]	28%	13%	4%	19%

1 Annualized.

2 Effective March 15, 2000, the Adviser and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.

3 Effective May 6, 1998, the Adviser and Administrator contractually agreed to limit its fees from the portfolio to the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.

4 Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

See Notes to Financial Statements.

Equity 500 Index Portfolio -- Notes to Financial Statements

(unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Act, as a diversified, open-end management investment company. The Portfolio is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

Valuation of Securities

The Portfolio values its investments at market value.

When valuing listed equity securities, the Portfolio uses the last sale price prior to the calculation of the Portfolio's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Portfolio uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within 60 days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Portfolio's Board of Trustees. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On June 30, 2002 there were no fair valued securities.

Securities Transaction and Investment Income

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Futures Contracts

The Portfolio may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Portfolio agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Portfolio's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Portfolio.

When the Portfolio enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Portfolio may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Portfolio records these payments as unrealized gains or losses. When entering into a closing transaction, the Portfolio realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Estimates

In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

FEES AND TRANSACTION WITH AFFILIATES

Deutsche Asset Management, Inc. ("DeAM, Inc."), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Adviser an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%. These fees are not charged on assets invested in affiliated Money Market Funds.

Investment Company Capital Corp. ("ICCC"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. These services are provided at no additional fee.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

PURCHASE AND SALE OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments (excluding redemption in-kind transactions), other than U.S. Government and short-term obligations, for the six months ended June 30, 2002, were $379,832,289 and $103,629,833, respectively.

At June 30, 2002, the tax basis of investments held was $3,439,697,980. The net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value was $206,630,320 and $866,300,104, respectively.

LINE OF CREDIT

The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

FUTURES CONTRACTS

The Portfolio had the following open contracts at June 30, 2002:

Type of Future	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
S&P 500 Index Futures	9/2002	285	Long	$70,544,625	$(257,200)

At June 30, 2002, the Portfolio segregated securities with a value of $6,227,362 to cover margin requirements on open futures contracts.

SIGNIFICANT EVENTS

On August 10, 2001, the Portfolio liquidated a feeder fund's ownership interest by issuing securities and cash totaling $2,864,096,528, including unrealized appreciation which was allocated to that feeder.

SUBSEQUENT EVENTS

Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Equity 500 Index Portfolio voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

AGENDA ITEM 1

To elect the Equity 500 Index Portfolio Board of Trustees.

Nominees	Shares Voted "For"	Shares Voted "Withheld"
Richard R. Burt	75,758,611	4,242,991
S. Leland Dill	75,705,629	4,295,973
Martin J. Gruber	75,722,743	4,278,859
Richard T. Hale	75,726,851	4,274,751
Joseph R. Hardiman	75,762,556	4,239,046
Richard J. Herring	75,751,348	4,250,254
Graham E. Jones	75,742,448	4,259,155
Rebecca W. Rimel	75,770,307	4,231,296
Philip Saunders, Jr.	75,766,322	4,235,280
William N. Searcy	75,752,148	4,249,454
Robert H. Wadsworth	75,830,194	4,171,408

AGENDA ITEM 2

To approve new investment advisory agreements between the Portfolio and Deutsche Asset Management, Inc.

Shares Voted "For"	Shares Voted "Against"	Shares Voted "Abstain"
73,772,225	3,375,238	2,854,138

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in Mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Large Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 31420E700

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

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